Unissued Capital - Schedule of Unissued Capital (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Unissued Capital [Abstract]
Unissued capital reserve	$ 45,734,183	$ 45,734,183
Total	$ 45,734,183	$ 45,734,183